Financial guarantee liabilities and financial guarantee assets - Schedule of guarantee assets movement activities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Short-term:
Short-term financial guarantee assets	¥ 100,419	¥ 15,569
Allowance for credit losses	(9,045)	0
Short-term financial guarantee assets, net	91,374	15,569
Long-term:
Long-term financial guarantee assets	3,647	5,040
Allowance for credit losses	0	0
Long-term financial guarantee assets, net	¥ 3,647	¥ 5,040